Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Jan. 31, 2013
Document Information [Line Items]
Entity Registrant Name	NORTHWEST INDIANA BANCORP
Entity Central Index Key	0000919864
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	NWIN
Entity Common Stock, Shares Outstanding			2,841,164
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 53,067,428